Schedule of reconciliation of liabilities arising from financing activities (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Lease liabilities current, beginnings	$ 1,619,426	$ 2,059,748	$ 28,500		$ 28,500
Proceed from bank borrowings, current	2,332,996	3,000,000	4,000,000	$ 3,144,901	4,000,000
Lease liabilities current, ending	1,570,074	2,018,958		1,619,426	2,059,748	28,500
Lease liabilities non-current, beginnings	2,324,654	2,956,727
Lease liabilities non-current, ending	3,132,055	4,027,510		2,324,654	2,956,727
Bank borrowings, beginnings			2,677,856		2,677,856
Bank borrowings, ending	711,982	915,538				2,677,856
Bank borrowings non current, beginnings			1,583,434		1,583,434
Bank borrowings non current, ending	1,564,621	2,011,946				1,583,434
Bank overdrafts	48,251	61,371
[custom:CashFlowsBankOverdrafts]	(40,569)	(51,493)
[custom:ProceedsFromBankBorrowingsBankOverdraft]					61,371
[custom:NonCashChangesAdditionInBankOverdraft]
Interest expense on bank loans and overdrafts
[custom:NoncashChangesOtherBankOverdraft]
[custom:FairValueReserveBankOverdraft]
Bank overdrafts	7,682	9,878		48,251	61,371
Bank overdraft [member]
IfrsStatementLineItems [Line Items]
Reconciliation of liabilities financing activities current and non current, beginnings	48,251	61,371
Cash flows lease liabilities and bank borrowings
Proceed from bank borrowings lease liabilities, current and non current				48,251	61,371
Addition bank lease liabilities current and non current
Accretion of interests current and non current
Other non cash changes current and non current
Fair value reserve current and noncurrent
Reconciliation of liabilities financing activities current and non current, ending				48,251	61,371
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Lease liabilities current, beginnings	1,619,426	2,059,748	28,500	22,407	28,500	566,039
Cash flows lease liabilities and bank borrowings current	(1,433,280)	(1,843,055)		(861,945)	(1,096,308)	(553,000)
Proceed from bank borrowings, current
Addition lease liabilities current	1,425,177	1,855,307		3,557,047	4,524,209
Accretion of interests bank borrowings current	91,093	117,136		90,389	114,966	15,461
Other non cash changes bank borrowings current				(1,188,472)	(1,511,619)
Lease liabilities current, ending	1,702,416	2,189,136		1,619,426	2,059,748	28,500
Lease liabilities non-current, beginnings	2,324,654	2,956,727				28,500
Cash flows lease liabilities and bank borrowings noncurrent
Proceed from bank borrowings, non current
Addition lease liabilities non current	675,059	900,605
Accretion of interests bank borrowings non current
Other non cash changes bank borrowings non current				39,380	50,087	(28,500)
Lease liabilities non-current, ending	2,999,713	3,857,332		2,324,654	2,956,727
Fair value reserve, Lease liabilities current
Fair value reserve, Lease liabilities Non- current					2,906,640
Fair value reserve, Bank borrowings Current
Fair value reserve, Bank borrowings Non-current
Fair value reserve [member]
IfrsStatementLineItems [Line Items]
Addition bank lease liabilities current and non current					2,906,640
Fair value reserve current and noncurrent				2,285,274
Addition lease liabilities current
Addition lease liabilities non current				2,285,274	2,906,640
Fair value reserve current
Fair value reserve noncurrent
Fair value reserve current
Fair value reserve noncurrent
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Cash flows lease liabilities and bank borrowings current	(74,567)	(95,886)		(5,320,259)	(6,766,838)	(2,517,707)
Proceed from bank borrowings, current	768,375	988,054		3,144,901	4,000,000
Accretion of interests bank borrowings current	18,174	23,370		69,960	88,982	160,777
Other non cash changes bank borrowings current						1,811,636
Cash flows lease liabilities and bank borrowings noncurrent				(1,244,936)	(1,583,434)
Proceed from bank borrowings, non current	1,564,621	2,011,946
Accretion of interests bank borrowings non current
Other non cash changes bank borrowings non current						(1,811,636)
Bank borrowings, beginnings			2,677,856	2,105,398	2,677,856	3,223,150
Addition bank borrowings current
Bank borrowings, ending	711,982	915,538				2,677,856
Bank borrowings non current, beginnings			1,583,434	1,244,936	1,583,434	3,395,070
Addition bank borrowings non current
Bank borrowings non current, ending	1,564,621	2,011,946				1,583,434
Assets held to hedge liabilities arising from financing activities [member]
IfrsStatementLineItems [Line Items]
Reconciliation of liabilities financing activities current and non current, beginnings	3,992,331	5,077,846	$ 4,289,790	3,372,741	4,289,790	7,212,759
Cash flows lease liabilities and bank borrowings	(1,548,416)	(1,990,434)		(7,427,140)	(9,446,580)	(3,070,707)
Proceed from bank borrowings lease liabilities, current and non current	2,332,996	3,000,000		3,193,152	4,061,371
Addition bank lease liabilities current and non current	2,100,236	2,755,912		3,557,047	4,524,209
Accretion of interests current and non current	109,267	140,506		160,349	203,948	176,238
Other non cash changes current and non current				(1,149,092)	(1,461,532)	(28,500)
Reconciliation of liabilities financing activities current and non current, ending	6,986,414	8,983,830		$ 3,992,331	5,077,846	$ 4,289,790
Fair value reserve current and non current					$ 2,906,640